LEASES - Maturity of operating lease liabilities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
LEASES
2021	¥ 10,698	¥ 14,862
2022	14,818	13,405
2023	89	2,956
Total payments due	25,604	31,223
Less imputed interest		1,720
Operating lease liabilities	25,604	29,503	¥ 125,407		$ 3,966	$ 4,569
Total rental expense for all operating leases	¥ 435			¥ 68,753
Total rental expense for all operating leases		¥ 58,831	¥ 71,287